Fees Summary	Sep. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 282,000
Previously Paid Amount	0.00
Total Fee Amount	41.62
Total Offset Amount	0.00
Net Fee	41.62
Narrative - Max Aggregate Offering Price	$ 282,000
Final Prospectus	true